Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Transamerica Series Trust
Entity Central Index Key	0000778207
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000074410
Shareholder Report [Line Items]
Fund Name	Transamerica Janus Balanced VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$38	0.75%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%	[1],[2]
AssetsNet	$ 797,757,356
Holdings Count | Holding	657
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$797,757,356
Number of Portfolio Holdings	657
Portfolio Turnover Rate	43%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks	60.1%
U.S. Government Agency Obligations	9.0
Corporate Debt Securities	9.0
U.S. Government Obligations	8.1
Mortgage-Backed Securities	5.9
Asset-Backed Securities	5.8
Loan Assignments	1.1
Net Other Assets (Liabilities)Footnote Reference^	1.0
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
NVIDIA Corp.	5.0%
Alphabet, Inc., Class C	4.1
U.S. Treasury Bonds, 4.75%, 02/15/2056	4.0
Amazon.com, Inc.	2.9
Microsoft Corp.	2.9
Apple, Inc.	2.3
Broadcom, Inc.	2.3
Micron Technology, Inc.	2.2
U.S. Treasury Notes, 4.13%, 06/30/2031	1.9
Lam Research Corp.	1.5

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000074409
Shareholder Report [Line Items]
Fund Name	Transamerica Janus Balanced VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$51	1.00%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%	[3],[4]
AssetsNet	$ 797,757,356
Holdings Count | Holding	657
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$797,757,356
Number of Portfolio Holdings	657
Portfolio Turnover Rate	43%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks	60.1%
U.S. Government Agency Obligations	9.0
Corporate Debt Securities	9.0
U.S. Government Obligations	8.1
Mortgage-Backed Securities	5.9
Asset-Backed Securities	5.8
Loan Assignments	1.1
Net Other Assets (Liabilities)Footnote Reference^	1.0
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
NVIDIA Corp.	5.0%
Alphabet, Inc., Class C	4.1
U.S. Treasury Bonds, 4.75%, 02/15/2056	4.0
Amazon.com, Inc.	2.9
Microsoft Corp.	2.9
Apple, Inc.	2.3
Broadcom, Inc.	2.3
Micron Technology, Inc.	2.2
U.S. Treasury Notes, 4.13%, 06/30/2031	1.9
Lam Research Corp.	1.5

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021505
Shareholder Report [Line Items]
Fund Name	Transamerica Janus Mid-Cap Growth VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$44	0.84%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.84%	[5],[6]
AssetsNet	$ 952,598,154
Holdings Count | Holding	79
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$952,598,154
Number of Portfolio Holdings	79
Portfolio Turnover Rate	13%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Industrials	26.8%
Information Technology	22.2
Health Care	18.4
Consumer Discretionary	9.9
Financials	6.5
Utilities	5.5
Communication Services	2.7
Real Estate	1.9
Materials	1.5
Consumer Staples	0.5
Energy	0.4
Other Investment Company	0.5
Net Other Assets (Liabilities)Footnote Reference^	3.2
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Flex Ltd.	5.3%
Ferguson Enterprises, Inc.	3.3
ON Semiconductor Corp.	3.2
Revvity, Inc.	2.8
LPL Financial Holdings, Inc.	2.8
JB Hunt Transport Services, Inc.	2.7
DoorDash, Inc., Class A	2.7
Teledyne Technologies, Inc.	2.6
Aramark	2.5
API Group Corp.	2.4

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021506
Shareholder Report [Line Items]
Fund Name	Transamerica Janus Mid-Cap Growth VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$56	1.09%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.09%	[7],[8]
AssetsNet	$ 952,598,154
Holdings Count | Holding	79
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$952,598,154
Number of Portfolio Holdings	79
Portfolio Turnover Rate	13%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Industrials	26.8%
Information Technology	22.2
Health Care	18.4
Consumer Discretionary	9.9
Financials	6.5
Utilities	5.5
Communication Services	2.7
Real Estate	1.9
Materials	1.5
Consumer Staples	0.5
Energy	0.4
Other Investment Company	0.5
Net Other Assets (Liabilities)Footnote Reference^	3.2
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Flex Ltd.	5.3%
Ferguson Enterprises, Inc.	3.3
ON Semiconductor Corp.	3.2
Revvity, Inc.	2.8
LPL Financial Holdings, Inc.	2.8
JB Hunt Transport Services, Inc.	2.7
DoorDash, Inc., Class A	2.7
Teledyne Technologies, Inc.	2.6
Aramark	2.5
API Group Corp.	2.4

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021503
Shareholder Report [Line Items]
Fund Name	Transamerica JPMorgan Asset Allocation - Conservative VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$8	0.15%Footnote Reference†Footnote Reference‡
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized
Footnote‡	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[9],[10]
AssetsNet	$ 682,206,754
Holdings Count | Holding	24
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$682,206,754
Number of Portfolio Holdings	24
Portfolio Turnover Rate	2%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Fixed Income Funds	63.3%
U.S. Equity Funds	25.5
International Equity Funds	8.2
U.S. Treasury	2.3
Net Other Assets (Liabilities)Footnote Reference^	0.7
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Transamerica Aegon Bond VP, Initial Class	21.4%
Transamerica Core Bond, Class I2	16.2
Transamerica Aegon Core Bond VP, Initial Class	14.9
Transamerica JPMorgan Enhanced Index VP, Initial Class	12.3
Transamerica WMC US Growth VP, Initial Class	8.2
Transamerica High Yield Bond, Class I2	5.6
Transamerica Large Cap Value, Class I2	3.8
U.S. Treasury Notes, 4.13%, 01/31/2027	2.3
Transamerica International Equity, Class I2	2.1
Transamerica International Focus, Class I2	1.7

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021504
Shareholder Report [Line Items]
Fund Name	Transamerica JPMorgan Asset Allocation - Conservative VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$20	0.40%Footnote Reference†Footnote Reference‡
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized
Footnote‡	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%	[11],[12]
AssetsNet	$ 682,206,754
Holdings Count | Holding	24
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$682,206,754
Number of Portfolio Holdings	24
Portfolio Turnover Rate	2%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Fixed Income Funds	63.3%
U.S. Equity Funds	25.5
International Equity Funds	8.2
U.S. Treasury	2.3
Net Other Assets (Liabilities)Footnote Reference^	0.7
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Transamerica Aegon Bond VP, Initial Class	21.4%
Transamerica Core Bond, Class I2	16.2
Transamerica Aegon Core Bond VP, Initial Class	14.9
Transamerica JPMorgan Enhanced Index VP, Initial Class	12.3
Transamerica WMC US Growth VP, Initial Class	8.2
Transamerica High Yield Bond, Class I2	5.6
Transamerica Large Cap Value, Class I2	3.8
U.S. Treasury Notes, 4.13%, 01/31/2027	2.3
Transamerica International Equity, Class I2	2.1
Transamerica International Focus, Class I2	1.7

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021509
Shareholder Report [Line Items]
Fund Name	Transamerica JPMorgan Diversified Equity Allocation VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$7	0.14%Footnote Reference†Footnote Reference‡
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized
Footnote‡	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%	[13],[14]
AssetsNet	$ 1,196,204,771
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$1,196,204,771
Number of Portfolio Holdings	18
Portfolio Turnover Rate	2%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Equity Funds	66.5%
International Equity Funds	21.9
U.S. Fixed Income Funds	7.9
U.S. Treasury	2.3
Net Other Assets (Liabilities)Footnote Reference^	1.4
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Transamerica JPMorgan Enhanced Index VP, Initial Class	30.1%
Transamerica WMC US Growth VP, Initial Class	19.5
Transamerica Large Cap Value, Class I2	12.0
Transamerica Aegon High Yield Bond VP, Initial Class	5.4
Transamerica International Equity, Class I2	5.3
Transamerica Emerging Markets Equity, Class I2	4.7
Transamerica International Stock, Class I2	4.1
Transamerica International Focus, Class I2	4.0
Transamerica International Small Cap Value, Class I2	2.8
Transamerica Floating Rate, Class I2	2.5

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021510
Shareholder Report [Line Items]
Fund Name	Transamerica JPMorgan Diversified Equity Allocation VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$20	0.39%Footnote Reference†Footnote Reference‡
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized
Footnote‡	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[15],[16]
AssetsNet	$ 1,196,204,771
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$1,196,204,771
Number of Portfolio Holdings	18
Portfolio Turnover Rate	2%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Equity Funds	66.5%
International Equity Funds	21.9
U.S. Fixed Income Funds	7.9
U.S. Treasury	2.3
Net Other Assets (Liabilities)Footnote Reference^	1.4
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Transamerica JPMorgan Enhanced Index VP, Initial Class	30.1%
Transamerica WMC US Growth VP, Initial Class	19.5
Transamerica Large Cap Value, Class I2	12.0
Transamerica Aegon High Yield Bond VP, Initial Class	5.4
Transamerica International Equity, Class I2	5.3
Transamerica Emerging Markets Equity, Class I2	4.7
Transamerica International Stock, Class I2	4.1
Transamerica International Focus, Class I2	4.0
Transamerica International Small Cap Value, Class I2	2.8
Transamerica Floating Rate, Class I2	2.5

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021513
Shareholder Report [Line Items]
Fund Name	Transamerica JPMorgan Asset Allocation - Moderate Growth VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$7	0.14%Footnote Reference†Footnote Reference‡
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized
Footnote‡	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%	[17],[18]
AssetsNet	$ 3,102,484,910
Holdings Count | Holding	25
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$3,102,484,910
Number of Portfolio Holdings	25
Portfolio Turnover Rate	3%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Equity Funds	49.3%
U.S. Fixed Income Funds	28.7
International Equity Funds	17.4
U.S. Treasury	2.5
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	2.1
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Transamerica JPMorgan Enhanced Index VP, Initial Class	23.3%
Transamerica WMC US Growth VP, Initial Class	13.8
Transamerica Aegon Bond VP, Initial Class	9.7
Transamerica Aegon Core Bond VP, Initial Class	9.2
Transamerica Large Cap Value, Class I2	8.2
Transamerica High Yield Bond, Class I2	5.4
Transamerica International Equity, Class I2	4.2
Transamerica International Focus, Class I2	3.5
Transamerica International Stock, Class I2	3.4
Transamerica Emerging Markets Equity, Class I2	3.3

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021514
Shareholder Report [Line Items]
Fund Name	Transamerica JPMorgan Asset Allocation - Moderate Growth VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$20	0.39%Footnote Reference†Footnote Reference‡
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized
Footnote‡	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[19],[20]
AssetsNet	$ 3,102,484,910
Holdings Count | Holding	25
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$3,102,484,910
Number of Portfolio Holdings	25
Portfolio Turnover Rate	3%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Equity Funds	49.3%
U.S. Fixed Income Funds	28.7
International Equity Funds	17.4
U.S. Treasury	2.5
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	2.1
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Transamerica JPMorgan Enhanced Index VP, Initial Class	23.3%
Transamerica WMC US Growth VP, Initial Class	13.8
Transamerica Aegon Bond VP, Initial Class	9.7
Transamerica Aegon Core Bond VP, Initial Class	9.2
Transamerica Large Cap Value, Class I2	8.2
Transamerica High Yield Bond, Class I2	5.4
Transamerica International Equity, Class I2	4.2
Transamerica International Focus, Class I2	3.5
Transamerica International Stock, Class I2	3.4
Transamerica Emerging Markets Equity, Class I2	3.3

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021511
Shareholder Report [Line Items]
Fund Name	Transamerica JPMorgan Asset Allocation - Moderate VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$7	0.14%Footnote Reference†Footnote Reference‡
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized
Footnote‡	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%	[21],[22]
AssetsNet	$ 4,448,772,717
Holdings Count | Holding	25
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$4,448,772,717
Number of Portfolio Holdings	25
Portfolio Turnover Rate	2%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Fixed Income Funds	48.2%
U.S. Equity Funds	35.2
International Equity Funds	12.5
U.S. Treasury	2.4
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	1.7
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Transamerica Aegon Bond VP, Initial Class	17.0%
Transamerica JPMorgan Enhanced Index VP, Initial Class	17.0
Transamerica Aegon Core Bond VP, Initial Class	12.0
Transamerica WMC US Growth VP, Initial Class	10.8
Transamerica Core Bond, Class I2	9.1
Transamerica Large Cap Value, Class I2	5.6
Transamerica High Yield Bond, Class I2	5.6
Transamerica International Equity, Class I2	3.2
Transamerica International Focus, Class I2	2.4
U.S. Treasury Notes, 4.13%, 01/31/2027	2.4

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021512
Shareholder Report [Line Items]
Fund Name	Transamerica JPMorgan Asset Allocation - Moderate VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$20	0.39%Footnote Reference†Footnote Reference‡
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized
Footnote‡	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[23],[24]
AssetsNet	$ 4,448,772,717
Holdings Count | Holding	25
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$4,448,772,717
Number of Portfolio Holdings	25
Portfolio Turnover Rate	2%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Fixed Income Funds	48.2%
U.S. Equity Funds	35.2
International Equity Funds	12.5
U.S. Treasury	2.4
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	1.7
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Transamerica Aegon Bond VP, Initial Class	17.0%
Transamerica JPMorgan Enhanced Index VP, Initial Class	17.0
Transamerica Aegon Core Bond VP, Initial Class	12.0
Transamerica WMC US Growth VP, Initial Class	10.8
Transamerica Core Bond, Class I2	9.1
Transamerica Large Cap Value, Class I2	5.6
Transamerica High Yield Bond, Class I2	5.6
Transamerica International Equity, Class I2	3.2
Transamerica International Focus, Class I2	2.4
U.S. Treasury Notes, 4.13%, 01/31/2027	2.4

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021449
Shareholder Report [Line Items]
Fund Name	Transamerica JPMorgan Enhanced Index VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$32	0.62%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%	[25],[26]
AssetsNet	$ 2,697,472,965
Holdings Count | Holding	169
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$2,697,472,965
Number of Portfolio Holdings	169
Portfolio Turnover Rate	14%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Information Technology	37.3%
Financials	12.0
Consumer Discretionary	10.6
Communication Services	9.5
Health Care	8.8
Industrials	8.5
Consumer Staples	3.5
Energy	2.9
Utilities	2.2
Materials	1.8
Real Estate	1.7
Net Other Assets (Liabilities)Footnote Reference^	1.2
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
NVIDIA Corp.	8.0%
Apple, Inc.	6.5
Microsoft Corp.	4.8
Amazon.com, Inc.	4.1
Alphabet, Inc., Class A	3.3
Broadcom, Inc.	3.0
Alphabet, Inc., Class C	2.4
Micron Technology, Inc.	2.3
Meta Platforms, Inc., Class A	2.1
Tesla, Inc.	1.6

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021450
Shareholder Report [Line Items]
Fund Name	Transamerica JPMorgan Enhanced Index VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$45	0.87%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.87%	[27],[28]
AssetsNet	$ 2,697,472,965
Holdings Count | Holding	169
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$2,697,472,965
Number of Portfolio Holdings	169
Portfolio Turnover Rate	14%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Information Technology	37.3%
Financials	12.0
Consumer Discretionary	10.6
Communication Services	9.5
Health Care	8.8
Industrials	8.5
Consumer Staples	3.5
Energy	2.9
Utilities	2.2
Materials	1.8
Real Estate	1.7
Net Other Assets (Liabilities)Footnote Reference^	1.2
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
NVIDIA Corp.	8.0%
Apple, Inc.	6.5
Microsoft Corp.	4.8
Amazon.com, Inc.	4.1
Alphabet, Inc., Class A	3.3
Broadcom, Inc.	3.0
Alphabet, Inc., Class C	2.4
Micron Technology, Inc.	2.3
Meta Platforms, Inc., Class A	2.1
Tesla, Inc.	1.6

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000034664
Shareholder Report [Line Items]
Fund Name	Transamerica JPMorgan International Moderate Growth VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$8	0.16%Footnote Reference†Footnote Reference‡
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized
Footnote‡	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%	[29],[30]
AssetsNet	$ 346,255,796
Holdings Count | Holding	17
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$346,255,796
Number of Portfolio Holdings	17
Portfolio Turnover Rate	2%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
International Equity Funds	52.9%
U.S. Fixed Income Funds	28.4
U.S. Equity Funds	14.5
U.S. Treasury	3.1
Net Other Assets (Liabilities)Footnote Reference^	1.1
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Transamerica International Equity, Class I2	17.0%
Transamerica WMC US Growth VP, Initial Class	14.5
Transamerica International Focus, Class I2	13.0
Transamerica International Stock, Class I2	12.7
Transamerica Aegon Bond VP, Initial Class	10.0
Transamerica Aegon Core Bond VP, Initial Class	8.6
Transamerica International Small Cap Value, Class I2	8.4
Transamerica High Yield Bond, Class I2	5.5
U.S. Treasury Notes, 4.13%, 01/31/2027	3.1
Transamerica Strategic Income, Class I2	1.2

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000034665
Shareholder Report [Line Items]
Fund Name	Transamerica JPMorgan International Moderate Growth VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$21	0.41%Footnote Reference†Footnote Reference‡
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized
Footnote‡	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%	[31],[32]
AssetsNet	$ 346,255,796
Holdings Count | Holding	17
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$346,255,796
Number of Portfolio Holdings	17
Portfolio Turnover Rate	2%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
International Equity Funds	52.9%
U.S. Fixed Income Funds	28.4
U.S. Equity Funds	14.5
U.S. Treasury	3.1
Net Other Assets (Liabilities)Footnote Reference^	1.1
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Transamerica International Equity, Class I2	17.0%
Transamerica WMC US Growth VP, Initial Class	14.5
Transamerica International Focus, Class I2	13.0
Transamerica International Stock, Class I2	12.7
Transamerica Aegon Bond VP, Initial Class	10.0
Transamerica Aegon Core Bond VP, Initial Class	8.6
Transamerica International Small Cap Value, Class I2	8.4
Transamerica High Yield Bond, Class I2	5.5
U.S. Treasury Notes, 4.13%, 01/31/2027	3.1
Transamerica Strategic Income, Class I2	1.2

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021443
Shareholder Report [Line Items]
Fund Name	Transamerica JPMorgan Tactical Allocation VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$40	0.80%Footnote Reference†Footnote Reference‡
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized
Footnote‡	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%	[33],[34]
AssetsNet	$ 814,478,957
Holdings Count | Holding	1,267
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$814,478,957
Number of Portfolio Holdings	1,267
Portfolio Turnover Rate	27%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Government Agency Obligations	26.5%
Common Stocks	25.9
Corporate Debt Securities	25.1
U.S. Government Obligations	16.0
Asset-Backed Securities	2.0
Mortgage-Backed Securities	0.5
Foreign Government Obligations	0.4
Other Investment Company	0.3
Short-Term U.S. Government Agency Obligation	0.1
Net Other Assets (Liabilities)Footnote Reference^	3.2
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
U.S. Treasury Notes, 4.13%, 10/31/2029	2.2%
U.S. Treasury Notes, 2.63%, 05/31/2027	2.1
U.S. Treasury Notes, 1.38%, 10/31/2028	1.8
U.S. Treasury Notes, 4.13%, 11/30/2029	1.6
NVIDIA Corp.	1.2
U.S. Treasury Bonds, Principal Only STRIPS, 08/15/2031	1.2
Federal Home Loan Mortgage Corp., 5.50%, 05/01/2053	0.9
Alphabet, Inc., Class C	0.8
Federal Home Loan Mortgage Corp., 4.50%, 09/01/2052	0.8
Federal Home Loan Mortgage Corp., 2.50%, 04/01/2052	0.8

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021444
Shareholder Report [Line Items]
Fund Name	Transamerica JPMorgan Tactical Allocation VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$53	1.05%Footnote Reference†Footnote Reference‡
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized
Footnote‡	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.05%	[35],[36]
AssetsNet	$ 814,478,957
Holdings Count | Holding	1,267
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$814,478,957
Number of Portfolio Holdings	1,267
Portfolio Turnover Rate	27%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Government Agency Obligations	26.5%
Common Stocks	25.9
Corporate Debt Securities	25.1
U.S. Government Obligations	16.0
Asset-Backed Securities	2.0
Mortgage-Backed Securities	0.5
Foreign Government Obligations	0.4
Other Investment Company	0.3
Short-Term U.S. Government Agency Obligation	0.1
Net Other Assets (Liabilities)Footnote Reference^	3.2
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
U.S. Treasury Notes, 4.13%, 10/31/2029	2.2%
U.S. Treasury Notes, 2.63%, 05/31/2027	2.1
U.S. Treasury Notes, 1.38%, 10/31/2028	1.8
U.S. Treasury Notes, 4.13%, 11/30/2029	1.6
NVIDIA Corp.	1.2
U.S. Treasury Bonds, Principal Only STRIPS, 08/15/2031	1.2
Federal Home Loan Mortgage Corp., 5.50%, 05/01/2053	0.9
Alphabet, Inc., Class C	0.8
Federal Home Loan Mortgage Corp., 4.50%, 09/01/2052	0.8
Federal Home Loan Mortgage Corp., 2.50%, 04/01/2052	0.8

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000099470
Shareholder Report [Line Items]
Fund Name	Transamerica Madison Diversified Income VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$55	1.09%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.09%	[37],[38]
AssetsNet	$ 99,941,745
Holdings Count | Holding	301
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$99,941,745
Number of Portfolio Holdings	301
Portfolio Turnover Rate	7%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks	41.7%
U.S. Government Agency Obligations	24.3
Corporate Debt Securities	18.0
U.S. Government Obligations	11.6
Mortgage-Backed Securities	2.8
Other Investment Company	0.3
Asset-Backed Securities	0.2
Municipal Government Obligations	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	1.1
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Johnson & Johnson	2.3%
Exxon Mobil Corp.	1.9
Chevron Corp.	1.7
Texas Instruments, Inc.	1.7
NextEra Energy, Inc.	1.7
Procter & Gamble Co.	1.6
AbbVie, Inc.	1.5
Union Pacific Corp.	1.5
U.S. Treasury Notes, 2.63%, 02/15/2029	1.4
CME Group, Inc.	1.3

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000112680
Shareholder Report [Line Items]
Fund Name	Transamerica Market Participation Strategy VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$50	0.98%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.98%	[39],[40]
AssetsNet	$ 267,743,346
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$267,743,346
Number of Portfolio Holdings	12
Portfolio Turnover Rate	13%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Government Agency Obligations	17.3%
Foreign Government Obligations	11.6
U.S. Government Obligations	10.9
Short-Term U.S. Government Obligations	4.4
Other Investment Company	2.5
Purchased Options	22.8
Net Other Assets (Liabilities)Footnote Reference^	30.5
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Federal Home Loan Banks, 3.25%, 11/16/2028	10.6%
U.S. Treasury Bonds, Principal Only STRIPS, 02/15/2027	6.6
International Bank for Reconstruction & Development, 0.88%, 07/15/2026	6.3
U.S. Treasury Notes, 3.63%, 09/30/2031	4.4
Federal National Mortgage Association, 7.25%, 05/15/2030	4.1
Inter-American Development Bank, 4.00%, 01/12/2028	2.6
European Investment Bank, 3.88%, 03/15/2028	2.6
Federal National Mortgage Association, 6.25%, 05/15/2029	2.6
U.S. Treasury Bills, 3.77%, 11/27/2026	2.2
U.S. Treasury Bills, 3.55%, 12/24/2026	2.2

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021469
Shareholder Report [Line Items]
Fund Name	Transamerica Morgan Stanley Capital Growth VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$38	0.76%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%	[41],[42]
AssetsNet	$ 166,000,251
Holdings Count | Holding	26
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$166,000,251
Number of Portfolio Holdings	26
Portfolio Turnover Rate	17%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Information Technology	40.9%
Health Care	17.0
Consumer Discretionary	16.5
Financials	9.4
Communication Services	8.9
Industrials	4.6
Real Estate	0.6
Other Investment Company	5.5
Options Purchased	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(3.4)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Cloudflare, Inc., Class A	13.4%
Tesla, Inc.	9.2
Royalty Pharma PLC, Class A	8.6
Affirm Holdings, Inc.	7.4
AppLovin Corp., Class A	6.6
Aurora Innovation, Inc.	4.9
Roivant Sciences Ltd.	4.9
Space Exploration Technologies Corp., Class A	4.8
DoorDash, Inc., Class A	4.7
QXO, Inc.	4.6

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000147921
Shareholder Report [Line Items]
Fund Name	Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$24	0.47%Footnote Reference†Footnote Reference‡
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized
Footnote‡	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%	[43],[44]
AssetsNet	$ 178,179,385
Holdings Count | Holding	1
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$178,179,385
Number of Portfolio Holdings	1
Portfolio Turnover Rate	0%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
International Mixed Allocation Funds	96.9%
Net Other Assets (Liabilities)Footnote Reference^	3.1
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Transamerica Morgan Stanley Global Allocation VP, Initial Class	96.9%

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000076205
Shareholder Report [Line Items]
Fund Name	Transamerica Morgan Stanley Global Allocation VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$39	0.77%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%	[45],[46]
AssetsNet	$ 856,217,118
Holdings Count | Holding	1,393
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$856,217,118
Number of Portfolio Holdings	1,393
Portfolio Turnover Rate	19%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks	49.7%
Foreign Government Obligations	22.7
U.S. Government Obligations	9.3
Corporate Debt Securities	6.6
U.S. Government Agency Obligations	3.9
Mortgage-Backed Securities	2.2
Asset-Backed Securities	0.4
Other Investment Company	0.3
Short-Term U.S. Government Obligations	0.2
Municipal Government Obligations	0.1
Preferred Stocks	0.0Footnote Reference*
Rights	0.0Footnote Reference*
Warrant	0.0Footnote Reference*
Convertible Bonds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	4.6
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
U.S. Treasury Inflation-Protected Indexed Notes, 1.88%, 01/15/2036	2.9%
NVIDIA Corp.	2.7
Brazil Letras do Tesouro Nacional, 01/01/2029	2.3
Apple, Inc.	2.2
U.S. Treasury Notes, 4.00%, 05/31/2028	1.7
U.S. Treasury Notes, 4.13%, 08/31/2030	1.6
Microsoft Corp.	1.5
China Government Bonds, 3.27%, 11/19/2030	1.3
Amazon.com, Inc.	1.2
Bundesobligation, 1.30%, 10/15/2027	1.1

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000076206
Shareholder Report [Line Items]
Fund Name	Transamerica Morgan Stanley Global Allocation VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$52	1.02%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.02%	[47],[48]
AssetsNet	$ 856,217,118
Holdings Count | Holding	1,393
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$856,217,118
Number of Portfolio Holdings	1,393
Portfolio Turnover Rate	19%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks	49.7%
Foreign Government Obligations	22.7
U.S. Government Obligations	9.3
Corporate Debt Securities	6.6
U.S. Government Agency Obligations	3.9
Mortgage-Backed Securities	2.2
Asset-Backed Securities	0.4
Other Investment Company	0.3
Short-Term U.S. Government Obligations	0.2
Municipal Government Obligations	0.1
Preferred Stocks	0.0Footnote Reference*
Rights	0.0Footnote Reference*
Warrant	0.0Footnote Reference*
Convertible Bonds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	4.6
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
U.S. Treasury Inflation-Protected Indexed Notes, 1.88%, 01/15/2036	2.9%
NVIDIA Corp.	2.7
Brazil Letras do Tesouro Nacional, 01/01/2029	2.3
Apple, Inc.	2.2
U.S. Treasury Notes, 4.00%, 05/31/2028	1.7
U.S. Treasury Notes, 4.13%, 08/31/2030	1.6
Microsoft Corp.	1.5
China Government Bonds, 3.27%, 11/19/2030	1.3
Amazon.com, Inc.	1.2
Bundesobligation, 1.30%, 10/15/2027	1.1

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000197833
Shareholder Report [Line Items]
Fund Name	Transamerica MSCI EAFE Index VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$9	0.18%Footnote Reference*,Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[49],[50]
AssetsNet	$ 142,928,624
Holdings Count | Holding	675
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$142,928,624
Number of Portfolio Holdings	675
Portfolio Turnover Rate	4%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Financials	24.6%
Industrials	18.7
Information Technology	12.0
Health Care	10.2
Consumer Discretionary	7.9
Consumer Staples	6.6
Materials	5.9
Utilities	3.8
Communication Services	3.7
Energy	3.3
Real Estate	1.6
Preferred Stocks	0.2
Rights	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	1.5
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Top Country Allocation (Percentage of Net Assets)

Table Summary
Japan	23.4%
United Kingdom	13.2
Switzerland	10.0
France	8.7
Germany	8.6
Netherlands	7.1
Australia	6.4
Spain	3.7
Sweden	3.3
Italy	3.2

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
ASML Holding NV	3.5%
HSBC Holdings PLC	1.5
Roche Holding AG	1.3
Novartis AG	1.3
AstraZeneca PLC	1.3
Nestle SA	1.2
Siemens AG	1.1
Shell PLC	1.0
Tokyo Electron Ltd.	1.0
Mitsubishi UFJ Financial Group, Inc.	1.0

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000182874
Shareholder Report [Line Items]
Fund Name	Transamerica MSCI EAFE Index VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$22	0.43%Footnote Reference*,Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%	[51],[52]
AssetsNet	$ 142,928,624
Holdings Count | Holding	675
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$142,928,624
Number of Portfolio Holdings	675
Portfolio Turnover Rate	4%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Financials	24.6%
Industrials	18.7
Information Technology	12.0
Health Care	10.2
Consumer Discretionary	7.9
Consumer Staples	6.6
Materials	5.9
Utilities	3.8
Communication Services	3.7
Energy	3.3
Real Estate	1.6
Preferred Stocks	0.2
Rights	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	1.5
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Top Country Allocation (Percentage of Net Assets)

Table Summary
Japan	23.4%
United Kingdom	13.2
Switzerland	10.0
France	8.7
Germany	8.6
Netherlands	7.1
Australia	6.4
Spain	3.7
Sweden	3.3
Italy	3.2

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
ASML Holding NV	3.5%
HSBC Holdings PLC	1.5
Roche Holding AG	1.3
Novartis AG	1.3
AstraZeneca PLC	1.3
Nestle SA	1.2
Siemens AG	1.1
Shell PLC	1.0
Tokyo Electron Ltd.	1.0
Mitsubishi UFJ Financial Group, Inc.	1.0

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021483
Shareholder Report [Line Items]
Fund Name	Transamerica Multi-Managed Balanced VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$33	0.64%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%	[53],[54]
AssetsNet	$ 1,277,539,030
Holdings Count | Holding	635
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$1,277,539,030
Number of Portfolio Holdings	635
Portfolio Turnover Rate	24%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks	61.0%
Corporate Debt Securities	13.4
U.S. Government Agency Obligations	9.6
U.S. Government Obligations	9.2
Commercial Paper	7.8
Mortgage-Backed Securities	2.9
Asset-Backed Securities	2.4
Other Investment Company	0.4
Foreign Government Obligations	0.3
Net Other Assets (Liabilities)Footnote Reference^	(7.0)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
NVIDIA Corp.	5.0%
Apple, Inc.	4.0
Microsoft Corp.	3.0
Amazon.com, Inc.	2.6
Alphabet, Inc., Class A	2.0
Broadcom, Inc.	1.8
Uniform Mortgage-Backed Security, 2.50%, 07/01/2056	1.6
Alphabet, Inc., Class C	1.5
Micron Technology, Inc.	1.4
Meta Platforms, Inc., Class A	1.3

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021484
Shareholder Report [Line Items]
Fund Name	Transamerica Multi-Managed Balanced VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$45	0.89%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%	[55],[56]
AssetsNet	$ 1,277,539,030
Holdings Count | Holding	635
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$1,277,539,030
Number of Portfolio Holdings	635
Portfolio Turnover Rate	24%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks	61.0%
Corporate Debt Securities	13.4
U.S. Government Agency Obligations	9.6
U.S. Government Obligations	9.2
Commercial Paper	7.8
Mortgage-Backed Securities	2.9
Asset-Backed Securities	2.4
Other Investment Company	0.4
Foreign Government Obligations	0.3
Net Other Assets (Liabilities)Footnote Reference^	(7.0)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
NVIDIA Corp.	5.0%
Apple, Inc.	4.0
Microsoft Corp.	3.0
Amazon.com, Inc.	2.6
Alphabet, Inc., Class A	2.0
Broadcom, Inc.	1.8
Uniform Mortgage-Backed Security, 2.50%, 07/01/2056	1.6
Alphabet, Inc., Class C	1.5
Micron Technology, Inc.	1.4
Meta Platforms, Inc., Class A	1.3

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000099475
Shareholder Report [Line Items]
Fund Name	Transamerica PineBridge Inflation Opportunities VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$29	0.59%Footnote Reference†,Footnote Reference‡
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized
Footnote‡	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.59%	[57],[58]
AssetsNet	$ 79,955,818
Holdings Count | Holding	97
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$79,955,818
Number of Portfolio Holdings	97
Portfolio Turnover Rate	22%
Average MaturityFootnote Reference§	7.23 years
DurationFootnote Reference†	6.10 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Government Obligations	53.4%
Foreign Government Obligations	29.6
Corporate Debt Securities	15.2
Short-Term Investment Companies	0.8
Net Other Assets (Liabilities)Footnote Reference^	1.0
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Credit Quality (Percentage of Net Assets)Footnote Reference‡

Table Summary
U.S. Government and Agency Securities	53.4%
AAA	9.4
AA	4.5
A	16.0
BBB	14.9
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.

Credit Quality Explanation [Text Block]	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Deutsche Bundesrepublik Inflation-Linked Bonds, 0.50%, 04/15/2030	6.2%
Spain Government Inflation-Linked Bonds, 1.00%, 11/30/2030	5.5
U.S. Treasury Inflation-Protected Indexed Bonds, 1.50%, 02/15/2053	4.0
Australia Government Bonds, 2.50%, 09/20/2030	3.2
U.S. Treasury Inflation-Protected Indexed Notes, 0.75%, 07/15/2028	3.2
U.S. Treasury Inflation-Protected Indexed Notes, 1.88%, 07/15/2035	3.2
U.S. Treasury Inflation-Protected Indexed Notes, 1.88%, 07/15/2034	3.1
Japan Government CPI-Linked Bonds, 0.10%, 03/10/2028	3.1
Japan Government CPI-Linked Bonds, 0.10%, 03/10/2028	3.1
U.K. Inflation-Linked Gilt, 0.13%, 03/22/2029	3.1

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000099476
Shareholder Report [Line Items]
Fund Name	Transamerica PineBridge Inflation Opportunities VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$42	0.84%Footnote Reference†,Footnote Reference‡
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized
Footnote‡	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.84%	[59],[60]
AssetsNet	$ 79,955,818
Holdings Count | Holding	97
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$79,955,818
Number of Portfolio Holdings	97
Portfolio Turnover Rate	22%
Average MaturityFootnote Reference§	7.23 years
DurationFootnote Reference†	6.10 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Government Obligations	53.4%
Foreign Government Obligations	29.6
Corporate Debt Securities	15.2
Short-Term Investment Companies	0.8
Net Other Assets (Liabilities)Footnote Reference^	1.0
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Credit Quality (Percentage of Net Assets)Footnote Reference‡

Table Summary
U.S. Government and Agency Securities	53.4%
AAA	9.4
AA	4.5
A	16.0
BBB	14.9
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.

Credit Quality Explanation [Text Block]	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Deutsche Bundesrepublik Inflation-Linked Bonds, 0.50%, 04/15/2030	6.2%
Spain Government Inflation-Linked Bonds, 1.00%, 11/30/2030	5.5
U.S. Treasury Inflation-Protected Indexed Bonds, 1.50%, 02/15/2053	4.0
Australia Government Bonds, 2.50%, 09/20/2030	3.2
U.S. Treasury Inflation-Protected Indexed Notes, 0.75%, 07/15/2028	3.2
U.S. Treasury Inflation-Protected Indexed Notes, 1.88%, 07/15/2035	3.2
U.S. Treasury Inflation-Protected Indexed Notes, 1.88%, 07/15/2034	3.1
Japan Government CPI-Linked Bonds, 0.10%, 03/10/2028	3.1
Japan Government CPI-Linked Bonds, 0.10%, 03/10/2028	3.1
U.K. Inflation-Linked Gilt, 0.13%, 03/22/2029	3.1

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000075538
Shareholder Report [Line Items]
Fund Name	Transamerica ProFund UltraBear VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$56	1.23%Footnote Reference†Footnote Reference‡
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized
Footnote‡	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.23%	[61],[62]
AssetsNet	$ 7,912,781
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$7,912,781
Number of Portfolio Holdings (Including Derivatives)	5
Portfolio Turnover Rate	0%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Short-Term Investment Companies	70.5%
Net Other Assets (Liabilities)Footnote Reference^	29.5
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Dreyfus Treasury & Agency Cash Management Fund, 3.52%	17.7%
UBS Select Treasury Preferred Fund, 3.57%	17.6
BlackRock Liquidity Funds T-Fund, 3.54%	17.6
State Street Institutional U.S. Government Money Market Fund, 3.58%	17.6

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000197834
Shareholder Report [Line Items]
Fund Name	Transamerica S&P 500 Index VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$6	0.12%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[63],[64]
AssetsNet	$ 1,626,048,975
Holdings Count | Holding	504
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$1,626,048,975
Number of Portfolio Holdings	504
Portfolio Turnover Rate	2%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Information Technology	37.8%
Financials	11.7
Communication Services	9.6
Consumer Discretionary	9.3
Industrials	8.9
Health Care	8.8
Consumer Staples	4.6
Energy	3.0
Utilities	2.2
Materials	1.8
Real Estate	1.8
Net Other Assets (Liabilities)Footnote Reference^	0.5
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
NVIDIA Corp.	7.5%
Apple, Inc.	6.6
Microsoft Corp.	4.3
Amazon.com, Inc.	3.6
Alphabet, Inc., Class A	3.2
Broadcom, Inc.	2.8
Alphabet, Inc., Class C	2.6
Micron Technology, Inc.	2.0
Meta Platforms, Inc., Class A	1.9
Tesla, Inc.	1.8

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000182875
Shareholder Report [Line Items]
Fund Name	Transamerica S&P 500 Index VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$19	0.37%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%	[65],[66]
AssetsNet	$ 1,626,048,975
Holdings Count | Holding	504
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$1,626,048,975
Number of Portfolio Holdings	504
Portfolio Turnover Rate	2%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Information Technology	37.8%
Financials	11.7
Communication Services	9.6
Consumer Discretionary	9.3
Industrials	8.9
Health Care	8.8
Consumer Staples	4.6
Energy	3.0
Utilities	2.2
Materials	1.8
Real Estate	1.8
Net Other Assets (Liabilities)Footnote Reference^	0.5
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
NVIDIA Corp.	7.5%
Apple, Inc.	6.6
Microsoft Corp.	4.3
Amazon.com, Inc.	3.6
Alphabet, Inc., Class A	3.2
Broadcom, Inc.	2.8
Alphabet, Inc., Class C	2.6
Micron Technology, Inc.	2.0
Meta Platforms, Inc., Class A	1.9
Tesla, Inc.	1.8

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021495
Shareholder Report [Line Items]
Fund Name	Transamerica Small/Mid Cap Value VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$43	0.81%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.81%	[67],[68]
AssetsNet	$ 565,193,977
Holdings Count | Holding	222
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$565,193,977
Number of Portfolio Holdings	222
Portfolio Turnover Rate	35%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Financials	15.2%
Health Care	12.9
Industrials	11.6
Information Technology	11.2
Consumer Staples	8.2
Consumer Discretionary	7.5
Energy	7.4
Communication Services	6.9
Real Estate	6.3
Materials	4.7
Utilities	4.5
Other Investment Company	0.8
Net Other Assets (Liabilities)Footnote Reference^	2.8
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Kraft Heinz Co.	1.5%
First Citizens BancShares, Inc., Class A	1.4
Zoetis, Inc.	1.3
IQVIA Holdings, Inc.	1.3
Evergy, Inc.	1.3
Occidental Petroleum Corp.	1.3
U-Haul Holding Co.	1.3
Charter Communications, Inc., Class A	1.3
Markel Group, Inc.	1.3
LKQ Corp.	1.3

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021496
Shareholder Report [Line Items]
Fund Name	Transamerica Small/Mid Cap Value VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$56	1.06%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.06%	[69],[70]
AssetsNet	$ 565,193,977
Holdings Count | Holding	222
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$565,193,977
Number of Portfolio Holdings	222
Portfolio Turnover Rate	35%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Financials	15.2%
Health Care	12.9
Industrials	11.6
Information Technology	11.2
Consumer Staples	8.2
Consumer Discretionary	7.5
Energy	7.4
Communication Services	6.9
Real Estate	6.3
Materials	4.7
Utilities	4.5
Other Investment Company	0.8
Net Other Assets (Liabilities)Footnote Reference^	2.8
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Kraft Heinz Co.	1.5%
First Citizens BancShares, Inc., Class A	1.4
Zoetis, Inc.	1.3
IQVIA Holdings, Inc.	1.3
Evergy, Inc.	1.3
Occidental Petroleum Corp.	1.3
U-Haul Holding Co.	1.3
Charter Communications, Inc., Class A	1.3
Markel Group, Inc.	1.3
LKQ Corp.	1.3

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021475
Shareholder Report [Line Items]
Fund Name	Transamerica T. Rowe Price Small Cap VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$45	0.83%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.83%	[71],[72]
AssetsNet	$ 720,991,697
Holdings Count | Holding	349
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$720,991,697
Number of Portfolio Holdings	349
Portfolio Turnover Rate	46%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Health Care	27.4%
Information Technology	22.6
Industrials	19.6
Financials	9.1
Consumer Discretionary	8.3
Energy	4.7
Materials	3.9
Real Estate	1.9
Communication Services	1.1
Consumer Staples	1.0
Utilities	0.1
Other Investment Company	0.2
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
InterDigital, Inc.	1.0%
StoneX Group, Inc.	1.0
BrightSpring Health Services, Inc.	1.0
Moog, Inc., Class A	1.0
Bel Fuse, Inc., Class B	0.9
ESCO Technologies, Inc.	0.8
Belden, Inc.	0.8
Marex Group PLC	0.8
Federal Signal Corp.	0.8
Argan, Inc.	0.8

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021476
Shareholder Report [Line Items]
Fund Name	Transamerica T. Rowe Price Small Cap VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$59	1.08%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.08%	[73],[74]
AssetsNet	$ 720,991,697
Holdings Count | Holding	349
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$720,991,697
Number of Portfolio Holdings	349
Portfolio Turnover Rate	46%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Health Care	27.4%
Information Technology	22.6
Industrials	19.6
Financials	9.1
Consumer Discretionary	8.3
Energy	4.7
Materials	3.9
Real Estate	1.9
Communication Services	1.1
Consumer Staples	1.0
Utilities	0.1
Other Investment Company	0.2
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
InterDigital, Inc.	1.0%
StoneX Group, Inc.	1.0
BrightSpring Health Services, Inc.	1.0
Moog, Inc., Class A	1.0
Bel Fuse, Inc., Class B	0.9
ESCO Technologies, Inc.	0.8
Belden, Inc.	0.8
Marex Group PLC	0.8
Federal Signal Corp.	0.8
Argan, Inc.	0.8

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021501
Shareholder Report [Line Items]
Fund Name	Transamerica TSW International Equity VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$44	0.84%Footnote Reference*,Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.84%	[75],[76]
AssetsNet	$ 242,192,090
Holdings Count | Holding	106
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$242,192,090
Number of Portfolio Holdings	106
Portfolio Turnover Rate	13%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Financials	27.4%
Information Technology	14.2
Industrials	13.7
Consumer Discretionary	9.8
Health Care	9.7
Consumer Staples	6.8
Energy	6.0
Materials	5.3
Communication Services	2.1
Utilities	2.1
Real Estate	0.7
Preferred Stocks	0.6
Net Other Assets (Liabilities)Footnote Reference^	1.6
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Top Country Allocation (Percentage of Net Assets)

Table Summary
Japan	20.0%
France	12.5
United Kingdom	12.2
Germany	12.1
Switzerland	7.1
Netherlands	6.4
Ireland	6.0
Republic of Korea	3.0
Australia	2.8
Norway	2.5

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
ASML Holding NV	3.3%
Samsung Electronics Co. Ltd.	3.0
Societe Generale SA	2.5
Sumitomo Mitsui Financial Group, Inc.	2.3
ORIX Corp.	2.2
Roche Holding AG	2.1
Veolia Environnement SA	2.1
Infineon Technologies AG	1.9
Lloyds Banking Group PLC	1.9
Panasonic Holdings Corp.	1.8

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021502
Shareholder Report [Line Items]
Fund Name	Transamerica TSW International Equity VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$57	1.09%Footnote Reference*,Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.09%	[77],[78]
AssetsNet	$ 242,192,090
Holdings Count | Holding	106
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$242,192,090
Number of Portfolio Holdings	106
Portfolio Turnover Rate	13%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Financials	27.4%
Information Technology	14.2
Industrials	13.7
Consumer Discretionary	9.8
Health Care	9.7
Consumer Staples	6.8
Energy	6.0
Materials	5.3
Communication Services	2.1
Utilities	2.1
Real Estate	0.7
Preferred Stocks	0.6
Net Other Assets (Liabilities)Footnote Reference^	1.6
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Top Country Allocation (Percentage of Net Assets)

Table Summary
Japan	20.0%
France	12.5
United Kingdom	12.2
Germany	12.1
Switzerland	7.1
Netherlands	6.4
Ireland	6.0
Republic of Korea	3.0
Australia	2.8
Norway	2.5

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
ASML Holding NV	3.3%
Samsung Electronics Co. Ltd.	3.0
Societe Generale SA	2.5
Sumitomo Mitsui Financial Group, Inc.	2.3
ORIX Corp.	2.2
Roche Holding AG	2.1
Veolia Environnement SA	2.1
Infineon Technologies AG	1.9
Lloyds Banking Group PLC	1.9
Panasonic Holdings Corp.	1.8

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021451
Shareholder Report [Line Items]
Fund Name	Transamerica TSW Mid Cap Value Opportunities VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$38	0.76%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%	[79],[80]
AssetsNet	$ 224,771,105
Holdings Count | Holding	67
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$224,771,105
Number of Portfolio Holdings	67
Portfolio Turnover Rate	47%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Health Care	15.1%
Consumer Staples	12.5
Financials	11.8
Communication Services	9.3
Industrials	8.1
Information Technology	7.4
Energy	7.2
Consumer Discretionary	6.4
Materials	5.8
Real Estate	5.8
Utilities	5.7
Other Investment Company	0.1
Net Other Assets (Liabilities)Footnote Reference^	4.8
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Kraft Heinz Co.	2.7%
IQVIA Holdings, Inc.	2.3
Zoetis, Inc.	2.3
Markel Group, Inc.	2.3
Evergy, Inc.	2.2
Occidental Petroleum Corp.	2.2
LKQ Corp.	2.2
Charter Communications, Inc., Class A	2.2
Fiserv, Inc.	2.1
Graphic Packaging Holding Co.	2.1

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021452
Shareholder Report [Line Items]
Fund Name	Transamerica TSW Mid Cap Value Opportunities VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$51	1.01%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.01%	[81],[82]
AssetsNet	$ 224,771,105
Holdings Count | Holding	67
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$224,771,105
Number of Portfolio Holdings	67
Portfolio Turnover Rate	47%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Health Care	15.1%
Consumer Staples	12.5
Financials	11.8
Communication Services	9.3
Industrials	8.1
Information Technology	7.4
Energy	7.2
Consumer Discretionary	6.4
Materials	5.8
Real Estate	5.8
Utilities	5.7
Other Investment Company	0.1
Net Other Assets (Liabilities)Footnote Reference^	4.8
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Kraft Heinz Co.	2.7%
IQVIA Holdings, Inc.	2.3
Zoetis, Inc.	2.3
Markel Group, Inc.	2.3
Evergy, Inc.	2.2
Occidental Petroleum Corp.	2.2
LKQ Corp.	2.2
Charter Communications, Inc., Class A	2.2
Fiserv, Inc.	2.1
Graphic Packaging Holding Co.	2.1

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021487
Shareholder Report [Line Items]
Fund Name	Transamerica WMC US Growth VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$33	0.64%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%	[83],[84]
AssetsNet	$ 6,231,003,391
Holdings Count | Holding	68
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$6,231,003,391
Number of Portfolio Holdings	68
Portfolio Turnover Rate	23%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Information Technology	57.7%
Communication Services	14.6
Consumer Discretionary	9.0
Industrials	7.1
Health Care	5.2
Financials	3.6
Consumer Staples	1.3
Materials	1.1
Energy	0.2
Net Other Assets (Liabilities)Footnote Reference^	0.2
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
NVIDIA Corp.	12.1%
Alphabet, Inc., Class A	8.0
Apple, Inc.	7.5
Broadcom, Inc.	5.7
Microsoft Corp.	5.2
Micron Technology, Inc.	3.9
Eli Lilly & Co.	3.7
Meta Platforms, Inc., Class A	3.3
KLA Corp.	3.2
Advanced Micro Devices, Inc.	3.0

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021488
Shareholder Report [Line Items]
Fund Name	Transamerica WMC US Growth VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$46	0.89%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.89%	[85],[86]
AssetsNet	$ 6,231,003,391
Holdings Count | Holding	68
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$6,231,003,391
Number of Portfolio Holdings	68
Portfolio Turnover Rate	23%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Information Technology	57.7%
Communication Services	14.6
Consumer Discretionary	9.0
Industrials	7.1
Health Care	5.2
Financials	3.6
Consumer Staples	1.3
Materials	1.1
Energy	0.2
Net Other Assets (Liabilities)Footnote Reference^	0.2
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
NVIDIA Corp.	12.1%
Alphabet, Inc., Class A	8.0
Apple, Inc.	7.5
Broadcom, Inc.	5.7
Microsoft Corp.	5.2
Micron Technology, Inc.	3.9
Eli Lilly & Co.	3.7
Meta Platforms, Inc., Class A	3.3
KLA Corp.	3.2
Advanced Micro Devices, Inc.	3.0

Updated Prospectus Web Address	transamerica.com/annuities/prospectus

[1]	Annualized
[2]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[3]	Annualized
[4]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[5]	Annualized
[6]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[7]	Annualized
[8]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[9]	Annualized
[10]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[11]	Annualized
[12]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[13]	Annualized
[14]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[15]	Annualized
[16]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[17]	Annualized
[18]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[19]	Annualized
[20]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[21]	Annualized
[22]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[23]	Annualized
[24]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[25]	Annualized
[26]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[27]	Annualized
[28]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[29]	Annualized
[30]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[31]	Annualized
[32]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[33]	Annualized
[34]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[35]	Annualized
[36]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[37]	Annualized
[38]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[39]	Annualized
[40]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[41]	Annualized
[42]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[43]	Annualized
[44]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[45]	Annualized
[46]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[47]	Annualized
[48]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[49]	Annualized
[50]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[51]	Annualized
[52]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[53]	Annualized
[54]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[55]	Annualized
[56]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[57]	Annualized
[58]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[59]	Annualized
[60]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[61]	Annualized
[62]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[63]	Annualized
[64]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[65]	Annualized
[66]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[67]	Annualized
[68]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[69]	Annualized
[70]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[71]	Annualized
[72]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[73]	Annualized
[74]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[75]	Annualized
[76]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[77]	Annualized
[78]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[79]	Annualized
[80]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[81]	Annualized
[82]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[83]	Annualized
[84]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[85]	Annualized
[86]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.